Subsequent Events (Details Narrative) - $ / shares		3 Months Ended	12 Months Ended
	Feb. 25, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Option to purchase shares of common stock			1,762,495	126,567
Forecast [Member]
Warrants to purchase common stock		268,233
Stock issued during the period		161,026
Subsequent Event [Member]
Option to purchase shares of common stock	366,000
Option exercise price	$ 5.60
Subsequent Event [Member] | Vesting Over 48 Months [Member]
Option to purchase shares of common stock	350,000
Vesting period	48 months
Option term	10 years
Subsequent Event [Member] | Vest Immediately [Member]
Option to purchase shares of common stock	16,000
Option term	5 years